Investment Securities - Schedule of Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Mar. 31, 2021 USD ($) Position
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Greater than 12 Months, Fair Value	$ 30,516
Greater than 12 months, Unrealized loss	(519)
Total, Fair value	30,516
Total, Unrealized Loss	$ (519)
Total, Number of positions | Position	7
US Government and Government Agencies [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Greater than 12 Months, Fair Value	$ 30,516
Greater than 12 months, Unrealized loss	(519)
Total, Fair value	30,516
Total, Unrealized Loss	$ (519)